Schedule of Investments (unaudited)
September 30, 2024
BlackRock Enhanced Government Fund, Inc. (EGF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Apidos CLO XXIV, Series 2016-24A, Class A1AL, (3-mo. CME Term SOFR + 1.21%), 6.49%, 10/20/30(a)(b)	$182	$ 182,089
BlueMountain CLO XXV Ltd., Series 2019-25A, Class BR, (3-mo. CME Term SOFR + 1.96%), 7.26%, 07/15/36(a)(b)	250	250,252
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 7.08%, 04/20/35(a)(b)	250	250,325
Dryden CLO Ltd., Series 2017-53A, Class B, (3-mo. CME Term SOFR + 1.66%), 6.96%, 01/15/31(a)(b)	250	250,129
Neuberger Berman Loan Advisers CLO Ltd., Series 2019- 35R, Class CR, (3-mo. CME Term SOFR + 2.30%), 7.58%, 01/19/33(a)(b)	250	251,184
OCP CLO Ltd., Series 2019-17A, Class BR2, (3-mo. CME Term SOFR + 1.75%), 7.05%, 07/20/37(a)(b)	250	250,077
OHA Credit Funding Ltd., Series 2019-4A, Class CR, (3- mo. CME Term SOFR + 2.31%), 7.59%, 10/22/36(a)(b)	250	250,796
Palmer Square CLO Ltd.(a)(b)
Series 2014-1A, Class A1R2, (3-mo. CME Term SOFR + 1.39%), 6.68%, 01/17/31	43	42,781
Series 2015-1A, Class BR4, (3-mo. CME Term SOFR + 2.11%), 7.24%, 05/21/34	250	250,745
Securitized Asset-Backed Receivables LLC Trust, Series 2005-OP1, Class M2, (1-mo. Term SOFR + 0.79%), 5.64%, 01/25/35(a)	112	98,347
SMB Private Education Loan Trust, Series 2021-A, Class B, 2.31%, 01/15/53(b)	86	81,743
Southwick Park CLO LLC, Series 2019-4A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 6.60%, 07/20/32(a)(b)	250	250,152
Trimaran CAVU Ltd., Series 2019-1A, Class C1, (3-mo. CME Term SOFR + 3.41%), 8.69%, 07/20/32(a)(b)	250	250,022
Voya CLO Ltd., Series 2016-1A, Class A1R, (3-mo. CME Term SOFR + 1.33%), 6.61%, 01/20/31(a)(b)	125	125,881
Total Asset-Backed Securities — 7.2% (Cost: $2,759,474)		2,784,523
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 4.3%
Bank of America Mortgage Trust, Series 2003-J, Class 2A1, 5.07%, 11/25/33(a)	16	14,019
Bravo Residential Funding Trust, Series 2021-NQM1, Class A1, 0.94%, 02/25/49(a)(b)	39	35,276
Chase Home Lending Mortgage Trust, Series 2019-ATR1, Class A12, 6.50%, 04/25/49(a)(b)	31	31,146
COLT Mortgage Loan Trust(b)
Series 2022-1, Class A1, 4.55%, 04/25/67(a)	88	87,132
Series 2022-2, Class A1, 2.99%, 02/25/67	105	100,010
Series 2022-7, Class A1, 5.16%, 04/25/67	183	182,731
CSMC, Series 2022-ATH1, Class A1A, 2.87%, 01/25/67(a)(b)	104	99,559
Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, 01/25/67(a)(b)	213	188,308
Flagstar Mortgage Trust, Series 2021-4, Class A1, 2.50%, 06/01/51(a)(b)	164	137,730
GS Mortgage-Backed Securities Corp. Trust, Series 2022- PJ2, Class A4, 2.50%, 06/25/52(a)(b)	82	69,223
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class A2, 2.50%, 11/25/51(a)(b)	79	66,201
JP Morgan Mortgage Trust(a)(b)
Series 2022-DSC1, Class A1, 4.75%, 01/25/63	101	99,174
Series 2022-INV3, Class A3B, 3.00%, 09/25/52	82	71,395
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Verus Securitization Trust(b)
Series 2022-1, Class A1, 2.72%, 01/25/67	$78	$ 72,901
Series 2022-3, Class A1, 4.13%, 02/25/67	299	288,760
Series 2022-7, Class A1, 5.15%, 07/25/67	121	120,819
		1,664,384
Commercial Mortgage-Backed Securities(a)(b) — 1.9%
Mello Mortgage Capital Acceptance, Series 2022-INV2, Class A3, 3.00%, 04/25/52	86	75,263
MFA Trust
Series 2020-NQM1, Class A1, 2.48%, 03/25/65	46	44,204
Series 2021-NQM1, Class M1, 2.31%, 04/25/65	250	203,596
OBX Trust, Series 2022-INC3, Class A1, 3.00%, 02/25/52	84	73,380
RCKT Mortgage Trust, Series 2022-2, Class A1, 3.00%, 02/25/52	83	72,831
STAR Trust, Series 2021-1, Class M1, 2.36%, 05/25/65	200	166,562
TRK Trust, Series 2021-INV2, Class A1, 1.97%, 11/25/56	120	105,947
		741,783
Interest Only Collateralized Mortgage Obligations — 0.0%
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 05/25/37	56	9,617
Total Non-Agency Mortgage-Backed Securities — 6.2% (Cost: $2,567,352)		2,415,784
U.S. Government Sponsored Agency Securities
Agency Obligations — 2.6%
Federal Farm Credit Banks Funding Corp.
2.75%, 02/22/30	400	378,225
1.84%, 01/25/36	500	385,690
Federal Home Loan Banks, 1.61%, 01/27/33	300	245,238
		1,009,153
Collateralized Mortgage Obligations — 9.5%
Fannie Mae REMICS
Series 2017-90, Class WB, 3.00%, 11/25/47	433	359,551
Series 2020-79, Class JA, 1.50%, 11/25/50	199	180,671
Series 2022-25, Class KL, 4.00%, 05/25/52	1,000	916,558
Series 2022-31, Class BZ, 4.00%, 10/25/51	724	642,208
Series 2023-56, Class FA, (30-day Avg SOFR + 1.40%), 6.68%, 11/25/53(a)	529	535,020
Freddie Mac REMICS
Series 4398, Class ZX, 4.00%, 09/15/54	372	339,800
Series 4921, Class NL, 3.00%, 10/25/49	504	371,463
Series 5230, Class DL, 3.50%, 09/25/44	400	354,685
		3,699,956
Commercial Mortgage-Backed Securities — 0.0%
Ginnie Mae, Series 2006-30, Class IO, 2.79%, 05/16/46(a)	36	2
Interest Only Collateralized Mortgage Obligations — 0.1%
Fannie Mae REMICS, Series 2012-47, Class NI, 4.50%, 04/25/42	158	24,293
Ginnie Mae, Series 2009-116, Class KS, (1-mo. Term SOFR + 6.36%), 1.26%, 12/16/39(a)	101	9,907
		34,200
Mortgage-Backed Securities — 44.2%
Freddie Mac Mortgage-Backed Securities, 3.50%, 01/01/46	712	679,937
Ginnie Mae Mortgage-Backed Securities, 5.00%, 11/15/35	1	1,433
Uniform Mortgage-Backed Securities
1.50%, 06/01/31	544	508,999
4.00%, 09/01/33 - 10/01/53	4,312	4,249,308
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Enhanced Government Fund, Inc. (EGF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
5.00%, 11/01/33 - 11/14/54(c)	$2,823	$ 2,854,581
3.50%, 02/01/35 - 10/15/54(c)	1,648	1,556,046
5.50%, 03/01/35 - 04/01/53	1,370	1,399,438
6.00%, 02/01/36 - 03/01/38	60	62,435
4.50%, 04/01/39 - 02/01/46	1,555	1,571,948
3.00%, 03/01/43 - 07/01/52	3,550	3,229,927
6.50%, 09/01/53 - 10/01/53	992	1,022,742
		17,136,794
Total U.S. Government Sponsored Agency Securities — 56.4% (Cost: $22,730,273)		21,880,105
U.S. Treasury Obligations
U.S. Treasury Bonds
1.88%, 02/15/41 - 02/15/51	940	682,348
3.38%, 08/15/42	900	812,215
3.00%, 08/15/48	5	4,055
2.38%, 05/15/51	700	493,855
2.00%, 08/15/51	950	611,934
U.S. Treasury Notes
5.00%, 10/31/25	160	161,762
4.88%, 11/30/25 - 04/30/26	1,400	1,420,218
4.63%, 02/28/26 - 04/30/29	2,900	3,021,618
4.50%, 03/31/26	400	404,219
4.38%, 07/31/26 - 11/30/28	1,100	1,126,249
4.00%, 01/31/29 - 02/15/34	1,120	1,139,793
4.25%, 02/28/29 - 06/30/31	1,240	1,279,191
4.13%, 03/31/29	450	460,213
Total U.S. Treasury Obligations — 29.9% (Cost: $12,216,068)		11,617,670
Total Long-Term Investments — 99.7% (Cost: $40,273,167)		38,698,082

	Shares
Short-Term Securities
Money Market Funds — 2.8%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(d)(e)	1,071,042	1,071,042
Total Short-Term Securities — 2.8% (Cost: $1,071,042)		1,071,042
Total Investments Before TBA Sale Commitments and Options Written — 102.5% (Cost: $41,344,209)		39,769,124

Security	Par (000)	Value
TBA Sale Commitments
Mortgage-Backed Securities — (1.3)%
Uniform Mortgage-Backed Securities, 5.00%, 10/15/54(c)	$(500)	$ (499,668)
Total TBA Sale Commitments — (1.3)% (Proceeds: $(500,557))		(499,668)
Options Written — (0.3)% (Premiums Received: $(141,000))		(110,113)
Total Investments, Net of TBA Sale Commitments and Options Written — 100.9% (Cost: $40,702,652)		39,159,343
Liabilities in Excess of Other Assets — (0.9)%		(334,949)
Net Assets — 100.0%		$ 38,824,394

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents or includes a TBA transaction.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 1,302,929	$ —	$ (231,887)(a)	$ —	$ —	$ 1,071,042	1,071,042	$ 44,253	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Enhanced Government Fund, Inc. (EGF)

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	2	12/19/24	$ 229	$ 466
10-Year U.S. Ultra Long Treasury Note	10	12/19/24	1,185	294
U.S. Long Bond	2	12/19/24	249	(5,935)
Ultra U.S. Treasury Bond	12	12/19/24	1,599	(856)
2-Year U.S. Treasury Note	14	12/31/24	2,916	3,668
5-Year U.S. Treasury Note	15	12/31/24	1,649	(156)
				$ (2,519)
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
10-Year Interest Rate Swap, 11/01/34	3.30%	Annual	1-Day SOFR, 4.96%	Annual	Morgan Stanley & Co. International PLC	10/30/24	3.30%	USD	3,596	$ (28,079)
2-Year Interest Rate Swap, 11/01/26	3.30%	Annual	1-Day SOFR, 4.96%	Annual	Morgan Stanley & Co. International PLC	10/30/24	3.30	USD	17,263	(30,076)
30-Year Interest Rate Swap, 11/01/54	3.30%	Annual	1-Day SOFR, 4.96%	Annual	Morgan Stanley & Co. International PLC	10/30/24	3.30	USD	1,438	(23,372)
5-Year Interest Rate Swap, 11/01/29	3.20%	Annual	1-Day SOFR, 4.96%	Annual	Morgan Stanley & Co. International PLC	10/30/24	3.20	USD	6,473	(28,586)
										$ (110,113)
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.39%	Annual	Tokyo Overnight Average Rate, 0.23%	Annual	N/A	08/09/26	441,330	$ 2,362	$ 209	$ 2,153
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
BlackRock Enhanced Government Fund, Inc. (EGF)

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 2,784,523	$ —	$ 2,784,523
Non-Agency Mortgage-Backed Securities	—	2,415,784	—	2,415,784
U.S. Government Sponsored Agency Securities	—	21,880,105	—	21,880,105
U.S. Treasury Obligations	—	11,617,670	—	11,617,670
Short-Term Securities
Money Market Funds	1,071,042	—	—	1,071,042
Liabilities
Investments
TBA Sale Commitments	—	(499,668)	—	(499,668)
	$1,071,042	$38,198,414	$—	$39,269,456
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$ 4,428	$ 2,153	$ —	$ 6,581
Liabilities
Interest Rate Contracts	(6,947)	(110,113)	—	(117,060)
	$(2,519)	$(107,960)	$—	$(110,479)

(a)
Derivative financial instruments are swaps, futures contracts and options written. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced